INCOME TAXES	12 Months Ended
Dec. 31, 2022
INCOME TAXES
INCOME TAXES

15.         INCOME TAXES

Continued operation

Cayman Islands

The Company is a tax-exempt entity incorporated in Cayman Islands.

Hong Kong

The Company’s subsidiary located in Hong Kong and are subject to a profits tax rate of 8.25% on assessable profits on the first Hong Kong Dollars (“HK$”) 2 million and 16.5% for any assessable profits in excess of HK$2 million starting from the financial commencing on April 1, 2018. For the years ended December 31, 2020, 2021 and 2022, the subsidiary located in Hong Kong had no assessable profits.

15.         INCOME TAXES - continued

Continued operation - continued

Singapore

The Company’s subsidiaries located in Singapore are generally subject to Singapore corporate income tax at a rate of 17% in 2020, 2021 and 2022. Under the group relief system, subject to meeting the requisite conditions, the companies may deduct unutilized capital allowances, trade losses, and donations for the current year against the assessable income of another company in the same group. The Company’s subsidiaries located in Singapore should also benefit from the partial tax exemption scheme, which provides 75% exemption from tax for the first SGD$10 thousand chargeable income and 50% exemption from tax for the next SGD$190 thousand chargeable income for the years ended December 31, 2020, 2021 and 2022.

The current and deferred components of the income tax expense appearing in the combined carve-out statements of operations are as follows:

	Years ended December 31,
	2020	2021	2022
Current tax expenses	510	627	(2)
Deferred tax benefits	(189)	(184)	(787)
	321	443	(789)

The principal components of deferred tax assets and deferred tax liabilities are as follows:

	Years ended December 31,
	2020	2021	2022
Deferred tax assets
Operating lease liabilities	1,613	1,224	917
Total deferred tax assets	1,613	1,224	917
Less: valuation allowance	—	—	—
Total deferred tax assets, net	1,613	1,224	917

Deferred tax liabilities
Acquired intangible assets, net	1,949	1,754	959
Operating lease right-of-use assets	1,581	1,202	883
Total deferred tax liabilities	3,530	2,956	1,842
Deferred income tax assets, net	32	22	34
Deferred tax liabilities, net	1,949	1,754	959

15.         INCOME TAXES - continued

Continued operation - continued

The reconciliation of the effective tax rate and the statutory income tax rate applicable to Singapore is as follows:

	Years ended December 31,
	2020	2021	2022
Income(loss) before income tax	3,280	2,492	(25,431)
Income tax expense computed at an applicable tax rate of 17%	558	424	(4,323)
Impairment loss of goodwill	—	—	3,257
Depreciation of plant and equipment	125	138	137
Capital allowance	(257)	—	(107)
Non deductible expenses allocated to GEH	158	148	349
Partial tax exemption	(196)	(240)	(20)
Other items not included for tax purpose	(67)	(27)	(78)
	321	443	(789)

The Group did not identify significant unrecognized tax benefits for the years ended December 31, 2020, 2021 and 2022. The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from December 31, 2022.